VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 4.5%
JD.com, Inc. (ADR)	117,150	$6,575,629
United States: 95.5%
Amazon.com, Inc. *	344,030	28,898,520
AmerisourceBergen Corp.	16,778	2,780,282
AutoZone, Inc. *	1,910	4,710,404
Bath & Body Works, Inc.	22,883	964,290
Best Buy Co., Inc.	20,267	1,625,616
Cardinal Health, Inc.	22,885	1,759,170
Costco Wholesale Corp.	17,441	7,961,817
CVS Health Corp.	74,386	6,932,031
Dollar General Corp.	20,798	5,121,508
Dollar Tree, Inc. *	22,159	3,134,169
Lowe’s Companies, Inc.	36,774	7,326,852
Lululemon Athletica, Inc. *	12,078	3,869,550
McKesson Corp.	16,437	6,165,847
O’Reilly Automotive, Inc. *	7,523	6,349,638
Ross Stores, Inc.	34,007	3,947,192
Sysco Corp.	56,571	4,324,853
Target Corp.	44,533	6,637,198
The Home Depot, Inc.	37,663	11,896,235
The Kroger Co.	68,637	3,059,837
	Number of Shares	Value
United States (continued)
The TJX Companies, Inc.	86,239	$6,864,624
Ulta Beauty, Inc. *	5,898	2,766,575
Walgreens Boots Alliance, Inc.	77,975	2,913,146
Walmart, Inc.	66,859	9,479,938
Wayfair, Inc. * †	4,429	145,670
		139,634,962
Total Common Stocks (Cost: $171,268,123)		146,210,591

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $7,732)
State Street Navigator Securities Lending Government Money Market Portfolio	7,732	7,732
Total Investments: 100.0% (Cost: $171,275,855)		146,218,323
Liabilities in excess of other assets: 0.0%		(45,476)
NET ASSETS: 100.0%		$146,172,847

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $138,368.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	68.9%	$100,833,670
Consumer Staples	19.0	27,739,590
Health Care	12.1	17,637,331
	100.0%	$146,210,591
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